Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities
Accrued merchant settlement	$ 60,218	$ 9,869
Accrued merchant fees	43,005	39,473
Accrued taxes	29,372	14,623
Accrued compensation	15,929	18,050
Accrued cash management fees	8,780	8,235
Accrued maintenance	8,012	8,945
Accrued processing costs	7,636	1,957
Accrued purchases	7,222	10,001
Accrued armored	5,922	4,876
Accrued interest	6,094	6,128
Accrued interest on interest rate swap	2,708	3,001
Accrued telecommunications costs	1,772	2,613
Deferred acquisition purchase price		20,580
Other accrued expenses	22,388	31,615
Total	$ 219,058	$ 179,966